REVENUE RECOGNITION (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Rebates	$ 3,067,000,000	$ 3,482,000,000
Chargebacks	1,647,000,000	1,584,000,000
Medicaid	1,908,000,000	1,729,000,000
Returns	793,000,000	844,000,000
Other	247,000,000	200,000,000
Sales Reserves And Allowances	$ 7,662,000,000	$ 7,839,000,000